Report of Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 284,041	£ 308,255
Off-balance sheet commitments	25,680	25,736
Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,406	101
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,706	25,761
Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,406	101
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(26)	(25)
Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,861
Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	460,163	492,696
Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(925)	(1,217)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,417	19,068
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,242	6,213
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,242	6,213
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	19,438	19,523
Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	19,464	19,548
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(26)	(25)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,666	75,491
Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,524	76,579
Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(858)	(1,088)
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,521	14,371
Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,524	14,372
Loans and advances to banks at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(1)
Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,861
Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,138
Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,649	37,427
Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(23)
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,950	50,676
Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,950	50,676
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,475	273,728
Other financial assets measured at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(70)
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,389	4,945
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,389	4,945
Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	198,172	174,116
Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	198,172	174,116
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,947	13,031
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(112)	(108)
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,427	50,768
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(592)	(825)
– financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,150	12,780
– financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(154)	(155)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	12,946	12,851
Strong | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,406	101
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,159	3,269
Strong | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,787	9,582
Strong | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,137	34,923
Strong | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	606	2,439
Strong | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	173,222	155,106
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,001	7,448
Good | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,217	2,091
Good | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,784	5,357
Good | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,983	8,555
Good | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,854	965
Good | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,632	15,499
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,327	4,723
Satisfactory | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	809	806
Satisfactory | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,518	3,917
Satisfactory | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,075	6,378
Satisfactory | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	928	1,536
Satisfactory | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,163	3,457
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	290	526
Sub- standard | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	50	42
Sub- standard | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	240	484
Sub- standard | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,723	820
Sub- standard | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	5
Sub- standard | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	146	46
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	142	213
Sub- standard | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	637,693	631,931
Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	638,582	633,113
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(889)	(1,182)
Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	528,494	526,923
Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,757	61,376
Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,897	37,742
Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 4,218	£ 4,540
Portfolio concentration risk | Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	100.00%	100.00%
Portfolio concentration risk | Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	82.80%	83.00%
Portfolio concentration risk | Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	10.10%	10.00%
Portfolio concentration risk | Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	6.10%	6.00%
Portfolio concentration risk | Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	0.70%	1.00%
Credit impaired | Credit impaired | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 0	£ 0
Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7	5
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	135	208
Credit impaired | Credit impaired | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	0
Credit impaired | Credit impaired | Other financial assets measured at amortised cost | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	8
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 2,216	£ 2,532
Credit impaired | Portfolio concentration risk | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality (%)	0.30%	0.00%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	£ 124,582	£ 127,959
IFRS 9 | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,588	21,732
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	335,523	364,679
Off-balance sheet commitments	124,640	128,017
IFRS 9 | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,591	21,796
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(867)	(1,159)
Off-balance sheet commitments	(58)	(58)
IFRS 9 | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(64)
IFRS 9 | Financial assets at amortised cost | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,591	21,796
IFRS 9 | Financial assets at amortised cost | Allowance for ECL | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(64)
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,120	38,573
IFRS 9 | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,142	38,596
IFRS 9 | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(23)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	121,715	125,574
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	121,764	125,616
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(49)	(42)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,867	2,385
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,876	2,401
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(9)	(16)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,524	76,579
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(858)	(1,088)
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,666	75,491
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,524	76,579
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(858)	(1,088)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,524	14,372
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(1)
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,521	14,371
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,524	14,372
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(1)
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	119,184	110,618
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	119,184	110,618
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – reverse repurchase agreements – non-trading | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,675	38,704
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,612	73,494
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,612	73,494
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial investments | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,861
IFRS 9 | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,226	8,861
IFRS 9 | Financial investments | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,859	58,953
IFRS 9 | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,862	58,959
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(6)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70	250
IFRS 9 | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70	250
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,789	58,703
IFRS 9 | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,792	58,709
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(6)
IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,120	38,573
IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,142	38,596
IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(23)
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,469	273,658
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	237,475	273,728
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(70)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,835	12,923
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,947	13,031
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(112)	(108)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,835	49,943
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,427	50,768
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(592)	(825)
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,996	12,625
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,150	12,780
IFRS 9 | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(154)	(155)
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,074	85,177
IFRS 9 | Strong | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,933	19,461
IFRS 9 | Strong | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,733	35,513
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	73,726	83,907
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,348	1,270
IFRS 9 | Strong | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41,588	32,567
IFRS 9 | Strong | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,029	13,247
IFRS 9 | Strong | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	119,184	110,570
IFRS 9 | Strong | – reverse repurchase agreements – non-trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,233	57,144
IFRS 9 | Strong | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,236	8,840
IFRS 9 | Strong | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,187	57,012
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69	224
IFRS 9 | Strong | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,118	56,788
IFRS 9 | Strong | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,733	35,513
IFRS 9 | Strong | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	219,773	253,027
IFRS 9 | Strong | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,984	8,702
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,976	18,044
IFRS 9 | Strong | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,628	5,821
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	29,376	27,568
IFRS 9 | Good | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	363	1,232
IFRS 9 | Good | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	2,241
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	28,582	27,038
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	794	530
IFRS 9 | Good | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,843	18,634
IFRS 9 | Good | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	724	415
IFRS 9 | Good | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | – reverse repurchase agreements – non-trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,426	13,183
IFRS 9 | Good | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	670	652
IFRS 9 | Good | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	6
IFRS 9 | Good | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	670	646
IFRS 9 | Good | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	2,241
IFRS 9 | Good | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,459	15,067
IFRS 9 | Good | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,433	2,612
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,162	12,815
IFRS 9 | Good | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,248	3,207
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,810	13,515
IFRS 9 | Satisfactory | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	278	852
IFRS 9 | Satisfactory | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,076	760
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,150	13,012
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	660	503
IFRS 9 | Satisfactory | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,698	19,627
IFRS 9 | Satisfactory | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	762	710
IFRS 9 | Satisfactory | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	48
IFRS 9 | Satisfactory | – reverse repurchase agreements – non-trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,952	3,128
IFRS 9 | Satisfactory | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	990	21
IFRS 9 | Satisfactory | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	975	1,225
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	20
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	974	1,205
IFRS 9 | Satisfactory | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,076	760
IFRS 9 | Satisfactory | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,195	5,274
IFRS 9 | Satisfactory | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,209	1,388
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,548	14,876
IFRS 9 | Satisfactory | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,941	3,363
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,171	1,508
IFRS 9 | Sub- standard | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Sub- standard | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	82
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,141	1,482
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	30	26
IFRS 9 | Sub- standard | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,261	3,409
IFRS 9 | Sub- standard | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	0
IFRS 9 | Sub- standard | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – reverse repurchase agreements – non-trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	39
IFRS 9 | Sub- standard | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	44
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	44
IFRS 9 | Sub- standard | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	82
IFRS 9 | Sub- standard | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	178
IFRS 9 | Sub- standard | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62	115
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,075	3,228
IFRS 9 | Sub- standard | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	124	66
IFRS 9 | Credit impaired | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	165	177
IFRS 9 | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,134	2,342
IFRS 9 | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41	182
IFRS 9 | Sub- standard | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		95
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	209	249
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount | Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17	156
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	165	177
IFRS 9 | Credit impaired | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	44	72
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,134	2,342
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – cash and balances at central banks | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – reverse repurchase agreements – non-trading | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Financial investments | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24	26
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24	26
IFRS 9 | Credit impaired | Credit impaired | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	259	214
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,666	1,805
IFRS 9 | Credit impaired | Credit impaired | – financial | Loans and advances to customers at amortised cost | Financial assets at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	£ 209	£ 323